Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property, Plant, and Equipment
(6)	Property, Plant, and Equipment

Property, plant, and equipment consists of:

(in thousands)	December 31, 2017	December 31, 2016
Buildings and land	$579	$556
Enterprise hardware and software	1,744	1,532
Leaseholds	1,705	1,504
Equipment	971	940
Furniture	175	354
Property, plant and equipment, gross	5,174	4,886
Accumulated depreciation	(3,876)	(3,803)
Property, plant and equipment, net	$1,298	$1,083

Depreciation expense for the years ended December 31, 2017, 2016 and 2015 was $0.3 million, $0.3 million, $0.6 million, respectively.